UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08673
BNY Mellon Investment Portfolios
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
12/31/25
ITEM 1 - Reports to Stockholders
BNY Mellon Investment Portfolios, MidCap Stock Portfolio
ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
Initial Shares
This annual shareholder report contains important information about BNY Mellon Investment Portfolios, MidCap Stock Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares*	$84	0.80%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Initial Shares returned 10.07%.
  In comparison, the S&P MidCap 400® Index (the “Index”) returned 7.50% for the same period.
What affected the Fund’s performance?
  U.S. equities gained ground as inflation pressures eased, the Federal Reserve cut rates, and Treasury yields declined. Better‑than‑expected earnings supported performance, led by AI‑linked technology and communication services stocks.
  Stock selection in the consumer discretionary, industrials and health care sectors contributed positively to the Fund’s performance relative to the Index.
  Stock selection in consumer staples and materials detracted most from relative performance.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Initial Shares to a hypothetical investment of $10,000 made in each of the S&P 1500® Index (a broad-based index) and S&P MidCap 400® Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Initial Shares	10.07%	9.67%	8.78%
S&P 1500® Index (broad-based index)	17.02%	13.96%	14.46%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$155	267	$1,058,837	65.24%
Portfolio Holdings (as of 12/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Industrials
23.2%
Financials
14.9%
Information Technology
12.7%
Consumer Discretionary
11.4%
Health Care
9.9%
Real Estate
7.8%
Materials
5.7%
Consumer Staples
4.8%
Energy
4.0%
Utilities
3.7%
Communication Services
1.6%
Net Other Assets and Liabilities
0.3%

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0174AR1225

BNY Mellon Investment Portfolios, MidCap Stock Portfolio
ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
Service Shares
This annual shareholder report contains important information about BNY Mellon Investment Portfolios, MidCap Stock Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$110	1.05%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Service Shares returned 9.81%.
  In comparison, the S&P MidCap 400® Index (the “Index”) returned 7.50% for the same period.
What affected the Fund’s performance?
  U.S. equities gained ground as inflation pressures eased, the Federal Reserve cut rates, and Treasury yields declined. Better‑than‑expected earnings supported performance, led by AI‑linked technology and communication services stocks.
  Stock selection in the consumer discretionary, industrials and health care sectors contributed positively to the Fund’s performance relative to the Index.
  Stock selection in consumer staples and materials detracted most from relative performance.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Service Shares to a hypothetical investment of $10,000 made in each of the S&P 1500® Index (a broad-based index) and S&P MidCap 400® Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Service Shares	9.81%	9.39%	8.51%
S&P 1500® Index (broad-based index)	17.02%	13.96%	14.46%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$155	267	$1,058,837	65.24%
Portfolio Holdings (as of 12/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0421AR1225

BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio
ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
Service Shares
This annual shareholder report contains important information about BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$63	0.61%
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Service Shares returned 5.36%.
  In comparison, the S&P SmallCap 600® Index (the “Index”) returned 6.02% for the same period.
What affected the Fund’s performance?
  U.S. equities advanced amid stable inflation, easing interest rates and effective adjustments to the administration’s tariff policies. Small-cap stocks posted more moderate gains than their mid- and large-cap counterparts.
  The best-performing small-cap sectors included information technology, industrials and materials.
  The weakest-performing sectors included consumer staples, energy and communication services.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Service Shares to a hypothetical investment of $10,000 made in each of the S&P 1500® Index (a broad-based index) and S&P SmallCap 600® Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Small Cap Stock Index Portfolio	5.36%	6.65%	9.15%
S&P 1500® Index (broad-based index)	17.02%	13.96%	14.46%
S&P SmallCap 600® Index	6.02%	7.31%	9.81%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$533	609	$1,845,500	60.63%
Portfolio Holdings (as of 12/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Financials
18.3%
Industrials
16.8%
Information Technology
13.8%
Consumer Discretionary
13.2%
Health Care
12.0%
Real Estate
7.1%
Materials
5.3%
Energy
4.4%
Communication Services
2.9%
Investment Companies
2.9%
Consumer Staples
2.4%
Utilities
2.2%
Net Other Assets and Liabilities
-1.3%

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0410AR1225

BNY Mellon Investment Portfolios, Technology Growth Portfolio
ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
Initial Shares
This annual shareholder report contains important information about BNY Mellon Investment Portfolios, Technology Growth Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares	$94	0.82%
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Initial Shares returned 28.16%.
  In comparison, the NYSE® Technology Index (the “Index”) returned 38.68% for the same period.
What affected the Fund’s performance?
  U.S. equities advanced as easing inflation, resilient economic growth and improving earnings supported risk appetite, with growth-oriented technology stocks outperforming the broader market.
  While all of the Fund’s sector positions underperformed the Index to some degree, the strongest relative performance came from health care, financials and communication services.
  The most significant detractors from relative performance included information technology and consumer discretionary, reflecting negative security selection effects.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Initial Shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Initial Shares	28.16%	9.24%	17.27%
S&P 500® Index (broad-based index)	17.87%	14.42%	14.81%
NYSE® Technology Index	38.68%	15.43%	22.15%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$174	37	$2,169,939	29.88%
Portfolio Holdings (as of 12/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
73.0%
Communication Services
13.1%
Consumer Discretionary
8.1%
Industrials
2.2%
Real Estate
1.5%
Financials
1.5%
Investment Companies
0.7%
Net Other Assets and Liabilities
-0.1%

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0175AR1225

BNY Mellon Investment Portfolios, Technology Growth Portfolio
ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
Service Shares
This annual shareholder report contains important information about BNY Mellon Investment Portfolios, Technology Growth Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$122	1.07%
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Service Shares returned 27.87%.
  In comparison, the NYSE® Technology Index (the “Index”) returned 38.68% for the same period.
What affected the Fund’s performance?
  U.S. equities advanced as easing inflation, resilient economic growth and improving earnings supported risk appetite, with growth-oriented technology stocks outperforming the broader market.
  While all of the Fund’s sector positions underperformed the Index to some degree, the strongest relative performance came from health care, financials and communication services.
  The most significant detractors from relative performance included information technology and consumer discretionary, reflecting negative security selection effects.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Service Shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Service Shares	27.87%	8.96%	16.97%
S&P 500® Index (broad-based index)	17.87%	14.42%	14.81%
NYSE® Technology Index	38.68%	15.43%	22.15%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$174	37	$2,169,939	29.88%
Portfolio Holdings (as of 12/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0422AR1225

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that J. Charles Cardona, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). J. Charles Cardona is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $110,958 in 2024 and $113,175 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $21,996 in 2024 and $23,310 in 2025. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $14,289 in 2024 and $14,289 in 2025. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $9,582 in 2024 and $10,296 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $122 in

2024 and $131 in 2025. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,429,804 in 2024 and $2,001,215 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Investment Portfolios, MidCap Stock Portfolio
ANNUAL FINANCIALS AND OTHER INFORMATION
December 31, 2025

Initial Shares
Service Shares

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
MidCap Stock Portfolio
SCHEDULE OF INVESTMENTS
December 31, 2025

Description	Shares	Value ($)
Common Stocks — 99.7%
Automobiles & Components — 1.6%
Adient PLC(a)	512	9,815
Autoliv, Inc.	7,704	914,465
Gentex Corp.	11,847	275,680
Harley-Davidson, Inc.	12,518	256,494
Lear Corp.(b)	4,845	555,237
Visteon Corp.(b)	4,332	411,973
		2,423,664
Banks — 5.2%
Bank OZK	19,153	881,421
Commerce Bancshares, Inc.(b)	15,278	799,650
East West Bancorp, Inc.	9,847	1,106,704
First Financial Bankshares, Inc.	14,762	440,941
First Horizon Corp.	90,826	2,170,741
Hancock Whitney Corp.	9,945	633,298
Synovus Financial Corp.	3,759	188,138
Wintrust Financial Corp.	5,256	734,894
Zions Bancorp NA	19,801	1,159,151
		8,114,938
Capital Goods — 19.1%
A.O. Smith Corp.(b)	10,109	676,090
Advanced Drainage Systems, Inc.	4,039	584,968
AGCO Corp.(b)	2,197	229,191
Applied Industrial Technologies, Inc.	4,460	1,145,194
Armstrong World Industries, Inc.	1,289	246,328
ATI, Inc.(a)	11,636	1,335,347
BWX Technologies, Inc.	6,057	1,046,892
Carlisle Cos., Inc.	1,788	571,910
Carpenter Technology Corp.	2,114	665,572
Chart Industries, Inc.(a)	2,620	540,323
Comfort Systems USA, Inc.	1,638	1,528,729
Core & Main, Inc., Cl. A(a)	5,829	302,933
Crane Co.	1,650	304,310
Curtiss-Wright Corp.	1,563	861,635
EMCOR Group, Inc.	2,382	1,457,284
EnerSys	2,515	369,076
Flowserve Corp.	18,675	1,295,671
Fortune Brands Innovations, Inc.	7,556	377,951
Graco, Inc.	8,581	703,385
ITT, Inc.	11,488	1,993,283
Kratos Defense & Security Solutions, Inc.(a)	1,164	88,359
Lincoln Electric Holdings, Inc.	6,438	1,542,802
MSC Industrial Direct Co., Inc., Cl. A(b)	1,330	111,853
Mueller Industries, Inc.	2,222	255,086
Nextpower, Inc., Cl. A(a)	9,751	849,410
nVent Electric PLC	6,707	683,913
Oshkosh Corp.	2,717	341,337
Regal Rexnord Corp.(b)	5,151	722,788
Sensata Technologies Holding PLC(b)	26,401	878,889
3

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 99.7% (continued)
Capital Goods — 19.1% (continued)
Sterling Infrastructure, Inc.(a),(b)	2,583	790,992
The Middleby Corp.(a),(b)	6,014	894,101
The Toro Company	13,906	1,094,680
Valmont Industries, Inc.	2,185	879,069
Watts Water Technologies, Inc., Cl. A	6,266	1,729,541
WESCO International, Inc.	9,595	2,347,321
		29,446,213
Commercial & Professional Services — 3.1%
CACI International, Inc., Cl. A(a)	446	237,633
ExlService Holdings, Inc.(a)	23,864	1,012,788
Exponent, Inc.	6,745	468,508
Genpact Ltd.	19,028	890,130
KBR, Inc.	3,520	141,504
Maximus, Inc.	4,395	379,376
Paylocity Holding Corp.(a)	3,694	563,335
RB Global, Inc.	3,202	329,390
Tetra Tech, Inc.	17,766	595,872
The Brink’s Company	1,741	203,227
		4,821,763
Consumer Discretionary Distribution & Retail — 3.3%
Abercrombie & Fitch Co., Cl. A(a)	4,358	548,541
AutoNation, Inc.(a)	291	60,086
Bath & Body Works, Inc.	27,562	553,445
Best Buy Co., Inc.	2,981	199,518
Chewy, Inc., Cl. A(a)	12,894	426,147
Etsy, Inc.(a),(b)	3,721	206,292
Five Below, Inc.(a)	5,563	1,047,847
GameStop Corp., Cl. A(a),(b)	18,440	370,275
Lithia Motors, Inc.	1,338	444,658
Macy’s, Inc.	25,524	562,804
Murphy USA, Inc.	224	90,388
The Gap, Inc.	12,791	327,450
Wayfair, Inc., Cl. A(a),(b)	2,182	219,095
		5,056,546
Consumer Durables & Apparel — 3.4%
Brunswick Corp.	11,943	886,648
Crocs, Inc.(a)	5,807	496,615
Deckers Outdoor Corp.(a)	1,964	203,608
Mattel, Inc.(a)	27,731	550,183
Polaris, Inc.(b)	10,675	675,194
PVH Corp.(b)	3,795	254,341
Somnigroup International, Inc.	12,483	1,114,482
TopBuild Corp.(a),(b)	1,168	487,278
YETI Holdings, Inc.(a),(b)	14,618	645,677
		5,314,026
Consumer Services — 3.1%
ADT, Inc.	61,533	496,571
Boyd Gaming Corp.	2,524	215,146
Cava Group, Inc.(a),(b)	57	3,345
Duolingo, Inc.(a),(b)	1,829	320,990
Graham Holdings Co., Cl. B	887	974,458
4

Description	Shares	Value ($)
Common Stocks — 99.7% (continued)
Consumer Services — 3.1% (continued)
Grand Canyon Education, Inc.(a)	5,401	898,240
H&R Block, Inc.	9,761	425,385
Travel + Leisure Co.	19,408	1,368,846
Wingstop, Inc.(b)	573	136,655
		4,839,636
Consumer Staples Distribution & Retail — 3.0%
Casey’s General Stores, Inc.	1,745	964,479
Dollar Tree, Inc.(a)	2,601	319,949
Maplebear, Inc.(a)	11,333	509,758
Sprouts Farmers Market, Inc.(a)	12,129	966,318
US Foods Holding Corp.(a)	24,388	1,836,904
		4,597,408
Energy — 4.0%
Antero Midstream Corp.	52,087	926,628
APA Corp.(b)	12,676	310,055
Civitas Resources, Inc.	19,175	519,451
CNX Resources Corp.(a)	7,096	260,920
Devon Energy Corp.	13,484	493,919
Halliburton Co.	14,590	412,313
HF Sinclair Corp.	12,908	594,800
Murphy Oil Corp.	6,843	213,844
NOV, Inc.(b)	37,115	580,107
TechnipFMC PLC	29,212	1,301,687
Weatherford International PLC	7,703	602,837
		6,216,561
Equity Real Estate Investment Trusts — 7.6%
American Homes 4 Rent, Cl. A(c)	41,467	1,331,091
COPT Defense Properties(c)	42,834	1,190,785
CubeSmart(c)	24,423	880,449
EastGroup Properties, Inc.(c)	1,694	301,769
EPR Properties(c)	9,557	476,894
First Industrial Realty Trust, Inc.(c)	16,611	951,312
Gaming and Leisure Properties, Inc.(c)	27,628	1,234,695
Host Hotels & Resorts, Inc.(c)	25,652	454,810
Kilroy Realty Corp.(b),(c)	11,937	446,086
Lamar Advertising Co., Cl. A(c)	7,090	897,452
National Storage Affiliates Trust(c)	1,562	44,064
NNN REIT, Inc.(c)	15,931	631,346
Omega Healthcare Investors, Inc.(c)	18,403	815,989
Park Hotels & Resorts, Inc.(b),(c)	9,834	102,864
Rayonier, Inc.(b),(c)	21,599	467,618
STAG Industrial, Inc.(b),(c)	34,575	1,270,977
Vornado Realty Trust(c)	7,153	238,052
		11,736,253
Financial Services — 5.7%
Affiliated Managers Group, Inc.	1,081	311,631
Credit Acceptance Corp.(a),(b)	685	303,770
Euronet Worldwide, Inc.(a),(b)	10,456	795,806
Federated Hermes, Inc.	16,781	873,787
Hamilton Lane, Inc., Cl. A	2,485	333,760
Janus Henderson Group PLC	25,707	1,222,882
5

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 99.7% (continued)
Financial Services — 5.7% (continued)
Jefferies Financial Group, Inc.	4,518	279,980
MGIC Investment Corp.	42,548	1,243,253
SEI Investments Co.	15,636	1,282,465
Shift4 Payments, Inc., Cl. A(a),(b)	3,952	248,857
SLM Corp.(b)	1,234	33,392
Synchrony Financial	4,544	379,106
Voya Financial, Inc.	7,236	539,010
WEX, Inc.(a),(b)	6,089	907,139
		8,754,838
Food, Beverage & Tobacco — 1.6%
Celsius Holdings, Inc.(a)	10,679	488,457
Coca-Cola Consolidated, Inc.	2,946	451,622
Darling Ingredients, Inc.(a)	11,489	413,604
Flowers Foods, Inc.(b)	56,628	616,113
Post Holdings, Inc.(a),(b)	239	23,673
The Boston Beer Company, Inc., Cl. A(a)	2,597	506,752
		2,500,221
Health Care Equipment & Services — 4.3%
Doximity, Inc., Cl. A(a)	13,426	594,503
Globus Medical, Inc., Cl. A(a)	2,298	200,638
Haemonetics Corp.(a)	102	8,175
HealthEquity, Inc.(a)	5,181	474,632
Hims & Hers Health, Inc.(a),(b)	9,372	304,309
IDEXX Laboratories, Inc.(a)	2,134	1,443,715
LivaNova PLC(a)	5,961	366,780
Masimo Corp.(a)	1,382	179,743
Option Care Health, Inc.(a),(b)	8,460	269,536
Penumbra, Inc.(a)	890	276,710
ResMed, Inc.	5,617	1,352,967
Teladoc Health, Inc.(a),(b)	16,699	116,893
Tenet Healthcare Corp.(a)	5,308	1,054,806
		6,643,407
Household & Personal Products — .2%
elf Beauty, Inc.(a),(b)	3,397	258,308
Energizer Holdings, Inc.(b)	1,696	33,733
		292,041
Insurance — 4.0%
American Financial Group, Inc.	1,080	147,614
Assurant, Inc.	1,292	311,178
CNO Financial Group, Inc.	20,500	870,635
Kemper Corp.	1,774	71,918
Kinsale Capital Group, Inc.(b)	768	300,380
Old Republic International Corp.	20,550	937,902
Primerica, Inc.	4,256	1,099,580
RenaissanceRe Holdings Ltd.	2,864	805,242
The Hanover Insurance Group, Inc.	6,572	1,201,165
Unum Group	4,769	369,598
		6,115,212
Materials — 5.7%
Alcoa Corp.	6,458	343,178
Avient Corp.	1,753	54,764
6

Description	Shares	Value ($)
Common Stocks — 99.7% (continued)
Materials — 5.7% (continued)
Axalta Coating Systems Ltd.(a)	30,439	983,484
Cabot Corp.	11,155	739,353
CF Industries Holdings, Inc.	4,488	347,102
Cleveland-Cliffs, Inc.(a)	33,070	439,170
Commercial Metals Co.(b)	17,991	1,245,337
Crown Holdings, Inc.	11,344	1,168,092
Eagle Materials, Inc.	2,834	585,731
Greif, Inc., Cl. A(b)	4,173	282,512
MP Materials Corp.(a),(b)	5,629	284,377
NewMarket Corp.	1,105	759,422
Olin Corp.	4,511	93,964
Royal Gold, Inc.	1,261	280,308
RPM International, Inc.	8,198	852,592
Sealed Air Corp.	5,695	235,944
The Scotts Miracle-Gro Company	2,966	173,066
		8,868,396
Media & Entertainment — 1.4%
EchoStar Corp., Cl. A(a),(b)	4,366	474,584
Nexstar Media Group, Inc.	1,212	246,097
Roku, Inc.(a)	420	45,566
TEGNA, Inc.	9,556	185,482
The New York Times Company, Cl. A	13,027	904,334
ZoomInfo Technologies, Inc.(a),(b)	25,731	261,684
		2,117,747
Pharmaceuticals, Biotechnology & Life Sciences — 5.6%
Avantor, Inc.(a),(b)	4,891	56,051
Azenta, Inc.(a)	6,373	211,966
BioMarin Pharmaceutical, Inc.(a)	14,624	869,104
Bio-Rad Laboratories, Inc., Cl. A(a),(b)	633	191,793
Charles River Laboratories International, Inc.(a)	1,205	240,373
Elanco Animal Health, Inc.(a),(b)	20,768	469,980
Exelixis, Inc.(a)	28,238	1,237,672
Halozyme Therapeutics, Inc.(a)	8,337	561,080
Illumina, Inc.(a)	9,828	1,289,041
Jazz Pharmaceuticals PLC(a)	3,982	676,940
Medpace Holdings, Inc.(a)	1,248	700,939
Neurocrine Biosciences, Inc.(a)	6,704	950,828
Repligen Corp.(a)	3,476	569,577
United Therapeutics Corp.(a)	1,315	640,734
		8,666,078
Real Estate Management & Development — .2%
Jones Lang LaSalle, Inc.(a)	1,045	351,611
Semiconductors & Semiconductor Equipment — 2.7%
Allegro MicroSystems, Inc.(a),(b)	12,037	317,536
Cirrus Logic, Inc.(a)	7,364	872,634
Lattice Semiconductor Corp.(a),(b)	1,144	84,176
MKS, Inc.	5,823	930,515
Onto Innovation, Inc.(a)	4,371	690,006
Power Integrations, Inc.(b)	3,269	116,180
Qorvo, Inc.(a)	1,398	118,145
Rambus, Inc.(a)	6,072	557,956
7

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 99.7% (continued)
Semiconductors & Semiconductor Equipment — 2.7% (continued)
Silicon Laboratories, Inc.(a)	714	93,320
Skyworks Solutions, Inc.	6,021	381,792
Wolfspeed, Inc.(b)	461	558
		4,162,818
Software & Services — 5.1%
Akamai Technologies, Inc.(a)	8,507	742,236
Appfolio, Inc., Cl. A(a)	284	66,073
ASGN, Inc.(a)	915	44,075
BILL Holdings, Inc.(a)	5,423	295,770
Blackbaud, Inc.(a)	6,660	421,711
Commvault Systems, Inc.(a)	1,484	186,034
Docusign, Inc.(a)	11,986	819,842
Dolby Laboratories, Inc., Cl. A	2,514	161,449
Dropbox, Inc., Cl. A(a)	8,246	229,239
Dynatrace, Inc.(a)	10,883	471,669
Guidewire Software, Inc.(a)	2,474	497,299
Manhattan Associates, Inc.(a)	2,914	505,025
Nutanix, Inc., Cl. A(a)	7,085	366,224
Okta, Inc.(a)	7,714	667,030
Pegasystems, Inc.(b)	5,301	316,576
PTC, Inc.(a)	509	88,673
Qualys, Inc.(a)	5,349	710,882
Twilio, Inc., Cl. A(a)	7,959	1,132,088
UiPath, Inc., Cl. A(a)	7,646	125,318
		7,847,213
Technology Hardware & Equipment — 4.9%
Avnet, Inc.	4,560	219,245
Ciena Corp.(a)	7,785	1,820,678
Coherent Corp.(a)	5,292	976,744
Fabrinet(a)	833	379,248
Flex Ltd.(a)	25,919	1,566,026
Littelfuse, Inc.	557	140,876
Lumentum Holdings, Inc.(a),(b)	2,214	816,058
Pure Storage, Inc., Cl. A(a)	17,524	1,174,283
Vontier Corp.	7,417	275,764
Xerox Holdings Corp.	2,831	6,710
Zebra Technologies Corp., Cl. A(a)	664	161,233
		7,536,865
Telecommunication Services — .3%
Iridium Communications, Inc.	22,510	391,224
Transportation — .9%
American Airlines Group, Inc.(a)	29,310	449,322
Avis Budget Group, Inc.(a),(b)	638	81,868
Delta Air Lines, Inc.	651	45,180
Kirby Corp.(a)	613	67,540
Lyft, Inc., Cl. A(a)	11,752	227,636
Ryder System, Inc.	2,313	442,685
Saia, Inc.(a),(b)	348	113,629
		1,427,860
Utilities — 3.7%
Black Hills Corp.(b)	12,955	899,336
8

Description	Shares	Value ($)
Common Stocks — 99.7% (continued)
Utilities — 3.7% (continued)
Edison International	4,872	292,418
National Fuel Gas Co.	9,517	761,931
Northwestern Energy Group, Inc.	14,821	956,547
NRG Energy, Inc.	1,359	216,407
OGE Energy Corp.	4,019	171,611
Talen Energy Corp.(a)	2,634	987,329
UGI Corp.	37,924	1,419,495
		5,705,074
Total Common Stocks (cost $127,149,123)		153,947,613
Warrants — .0%
Consumer Discretionary Distribution & Retail — .0%
GameStop Corp., expiring 10/30/2026(a) (cost $0)	1,858	5,593

	1-Day Yield (%)
Investment Companies — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $907,606)	3.89	907,606	907,606
Investment of Cash Collateral for Securities Loaned — .3%
Registered Investment Companies — .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $530,047)	3.89	530,047	530,047
Total Investments (cost $128,586,776)		100.6%	155,390,859
Liabilities, Less Cash and Receivables		(.6%)	(869,229)
Net Assets		100.0%	154,521,630

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At December 31, 2025, the value of the fund’s securities on loan was $19,772,076 and the value of the collateral was
$20,380,676, consisting of cash collateral of $530,047 and U.S. Government & Agency securities valued at $19,850,629.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2024	Purchases ($)†	Sales ($)	Value ($) 12/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .6%	974,635	20,328,746	(20,395,775)	907,606	33,176
9

SCHEDULE OF INVESTMENTS (continued)
Affiliated Issuers (continued)
Description	Value ($) 12/31/2024	Purchases ($)†	Sales ($)	Value ($) 12/31/2025	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .3%	217,524	15,729,531	(15,417,008)	530,047	14,127††
Total - .9%	1,192,159	36,058,277	(35,812,783)	1,437,653	47,303

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
10

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $19,772,076)—Note 1(c):
Unaffiliated issuers	127,149,123	153,953,206
Affiliated issuers	1,437,653	1,437,653
Dividends and securities lending income receivable		140,571
Receivable for shares of Beneficial Interest subscribed		11,854
Prepaid expenses		3,548
		155,546,832
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		124,869
Liability for securities on loan—Note 1(c)		530,047
Payable for shares of Beneficial Interest redeemed		303,812
Trustees’ fees and expenses payable		739
Other accrued expenses		65,735
		1,025,202
Net Assets ($)		154,521,630
Composition of Net Assets ($):
Paid-in capital		113,809,220
Total distributable earnings (loss)		40,712,410
Net Assets ($)		154,521,630

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	71,842,016	82,679,614
Shares Outstanding	3,531,750	4,092,436
Net Asset Value Per Share ($)	20.34	20.20
See notes to financial statements.
11

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income ($):
Income:
Cash dividends (net of $252 foreign taxes withheld at source):
Unaffiliated issuers	2,280,589
Affiliated issuers	33,176
Affiliated income net of rebates from securities lending—Note 1(c)	14,127
Total Income	2,327,892
Expenses:
Management fee—Note 3(a)	1,154,129
Distribution Plan fees—Note 3(b)	205,982
Professional fees	90,923
Chief Compliance Officer fees—Note 3(b)	25,676
Shareholder and regulatory reports service fees—Note 3(b)	15,167
Prospectus and shareholders’ reports	13,650
Custodian fees—Note 3(b)	11,122
Trustees’ fees and expenses—Note 3(c)	5,970
Loan commitment fees—Note 2	3,711
Shareholder servicing costs—Note 3(b)	1,807
Interest expense—Note 2	690
Miscellaneous	9,415
Total Expenses	1,538,242
Less—reduction in expenses due to undertaking—Note 3(a)	(96,350)
Less—reduction in fees due to earnings credits—Note 3(b)	(195)
Net Expenses	1,441,697
Net Investment Income	886,195
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	13,461,648
Net change in unrealized appreciation (depreciation) on investments	485,018
Net Realized and Unrealized Gain (Loss) on Investments	13,946,666
Net Increase in Net Assets Resulting from Operations	14,832,861
See notes to financial statements.
12

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
Operations ($):
Net investment income	886,195	856,259
Net realized gain (loss) on investments	13,461,648	13,634,674
Net change in unrealized appreciation (depreciation) on investments	485,018	4,065,586
Net Increase (Decrease) in Net Assets Resulting from Operations	14,832,861	18,556,519
Distributions ($):
Distributions to shareholders:
Initial Shares	(6,968,369)	(1,650,917)
Service Shares	(7,759,244)	(1,691,837)
Total Distributions	(14,727,613)	(3,342,754)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	2,738,427	3,776,248
Service Shares	7,297,442	13,076,970
Distributions reinvested:
Initial Shares	6,968,369	1,650,917
Service Shares	7,759,244	1,691,837
Cost of shares redeemed:
Initial Shares	(10,924,434)	(10,746,711)
Service Shares	(17,422,628)	(20,622,326)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(3,583,580)	(11,173,065)
Total Increase (Decrease) in Net Assets	(3,478,332)	4,040,700
Net Assets ($):
Beginning of Period	157,999,962	153,959,262
End of Period	154,521,630	157,999,962
Capital Share Transactions (Shares):
Initial Shares
Shares sold	140,291	184,660
Shares issued for distributions reinvested	398,192	81,688
Shares redeemed	(558,960)	(546,409)
Net Increase (Decrease) in Shares Outstanding	(20,477)	(280,061)
Service Shares
Shares sold	382,639	679,218
Shares issued for distributions reinvested	445,421	84,129
Shares redeemed	(889,245)	(1,048,808)
Net Increase (Decrease) in Shares Outstanding	(61,185)	(285,461)
See notes to financial statements.
13

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Year Ended December 31,
Initial Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	20.58	18.68	16.46	24.77	19.93
Investment Operations:
Net investment income(a)	.14	.14	.15	.14	.15
Net realized and unrealized gain (loss) on investments	1.61	2.21	2.76	(2.97)	4.97
Total from Investment Operations	1.75	2.35	2.91	(2.83)	5.12
Distributions:
Dividends from net investment income	(.14 )	(.17 )	(.14 )	(.16 )	(.14 )
Dividends from net realized gain on investments	(1.85)	(.28 )	(.55 )	(5.32)	(.14 )
Total Distributions	(1.99)	(.45 )	(.69 )	(5.48)	(.28 )
Net asset value, end of period	20.34	20.58	18.68	16.46	24.77
Total Return (%)	10.07	12.61	18.31	(14.08)	25.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87	.88	.87	.86	.86
Ratio of net expenses to average net assets(b)	.80 (c)	.81 (c)	.80 (c)	.80 (c)	.85
Ratio of net investment income to average net assets(b)	.71 (c)	.68 (c)	.90 (c)	.77 (c)	.63
Portfolio Turnover Rate	65.24	59.03	66.09	81.37	90.95
Net Assets, end of period ($ x 1,000)	71,842	73,094	71,570	66,522	86,837

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
14

	Year Ended December 31,
Service Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	20.44	18.56	16.36	24.64	19.84
Investment Operations:
Net investment income(a)	.09	.08	.11	.09	.09
Net realized and unrealized gain (loss) on investments	1.61	2.20	2.73	(2.95)	4.95
Total from Investment Operations	1.70	2.28	2.84	(2.86)	5.04
Distributions:
Dividends from net investment income	(.09 )	(.12 )	(.09 )	(.10 )	(.10 )
Dividends from net realized gain on investments	(1.85)	(.28 )	(.55 )	(5.32)	(.14 )
Total Distributions	(1.94)	(.40 )	(.64 )	(5.42)	(.24 )
Net asset value, end of period	20.20	20.44	18.56	16.36	24.64
Total Return (%)	9.81	12.33	17.99	(14.29)	25.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.12	1.13	1.12	1.11	1.11
Ratio of net expenses to average net assets(b)	1.05 (c)	1.06 (c)	1.05 (c)	1.05 (c)	1.10
Ratio of net investment income to average net assets(b)	.46 (c)	.43 (c)	.65 (c)	.52 (c)	.38
Portfolio Turnover Rate	65.24	59.03	66.09	81.37	90.95
Net Assets, end of period ($ x 1,000)	82,680	84,906	82,389	72,165	94,989

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
15

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
MidCap Stock Portfolio (the “fund”) is a separate diversified series of BNY Mellon Investment Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
16

NOTES TO FINANCIAL STATEMENTS (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of December 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	153,947,055	558††	—	153,947,613
Warrants	5,593	—	—	5,593
Investment Companies	1,437,653	—	—	1,437,653
	155,390,301	558	—	155,390,859

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of December 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
17

NOTES TO FINANCIAL STATEMENTS (continued)
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2025, BNY earned $1,935 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of December 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	19,772,076
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(19,772,076)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Midsize Company Risk: Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
18

NOTES TO FINANCIAL STATEMENTS (continued)
As of and during the period ended December 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $995,194, undistributed capital gains $13,217,013 and unrealized appreciation $26,500,203.
The tax character of distributions paid to shareholders during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows: ordinary income $3,026,543 and $1,222,452, and long-term capital gains $11,701,070 and $2,120,302, respectively.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended December 31, 2025, the fund was charged $690 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended December 31, 2025 was approximately $13,151 with a related weighted average annualized interest rate of 5.25%. As of December 31, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2025 through May 1, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding Rule 12b-1 Distribution Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .80% of the value of the fund’s average daily net assets. On or after May 1, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $96,350 during the period ended December 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses
19

NOTES TO FINANCIAL STATEMENTS (continued)
incurred. During the period ended December 31, 2025, Service shares were charged $205,982 pursuant to the Distribution Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2025, the fund was charged $1,058 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $195.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2025, the fund was charged $11,122 pursuant to the custody agreement.
During the period ended December 31, 2025, the fund was charged $25,676 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended December 31, 2025, the Custodian was compensated $15,167 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $99,902, Distribution Plan fees of $17,771, Custodian fees of $2,700, Chief Compliance Officer fees of $5,663, Transfer Agent fees of $261 and Shareholder and regulatory reports service fees of $9,000, which are offset against an expense reimbursement currently in effect in the amount of $10,428.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 2025, amounted to $100,285,607 and $117,350,804, respectively.
At December 31, 2025, the cost of investments for federal income tax purposes was $128,890,656; accordingly, accumulated net unrealized appreciation on investments was $26,500,203, consisting of $33,169,101 gross unrealized appreciation and $6,668,898 gross unrealized depreciation.
20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of MidCap Stock Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MidCap Stock Portfolio (the “Fund”) (one of the funds constituting BNY Mellon Investment Portfolios (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Investment Portfolios) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
February 6, 2026
21

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 51.75% of the ordinary dividends paid during the fiscal year ended December 31, 2025 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2026 of the percentage applicable to the preparation of their 2025 income tax returns.The fund also hereby reports $1.5582 per share as a long-term capital gain distribution and $.2890 per share as a short-term capital gain distribution paid on March 28, 2025
22

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
23

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
24

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $31,646.
25

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on August 13-14, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and the Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Initial shares with the performance of a group of small-cap core funds underlying variable insurance products (“VIPs”) selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all small-cap core funds underlying VIPs (the “Performance Universe”), all for various periods ended June 30, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of other small-cap core funds underlying VIPs, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by
26

the fund over the fund’s last fiscal year, which included reductions for a expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was approximately equivalent to the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and approximately equivalent to the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until May 1, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding Rule 12b-1 fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .80% of the fund’s average daily net assets.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”) and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.
27

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
28

© 2026 BNY Mellon Securities Corporation
Code-0174NCSRAR1225

BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio
ANNUAL FINANCIALS AND OTHER INFORMATION
December 31, 2025

Service Shares

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Small Cap Stock Index Portfolio
SCHEDULE OF INVESTMENTS
December 31, 2025

Description	Shares	Value ($)
Common Stocks — 98.4%
Automobiles & Components — 1.5%
Adient PLC(a)	28,328	543,048
American Axle & Manufacturing Holdings, Inc.(a),(b)	41,496	265,989
Dana, Inc.	41,608	988,606
Dorman Products, Inc.(a)	9,906	1,220,320
Fox Factory Holding Corp.(a)	14,788	253,023
Gentherm, Inc.(a)	10,823	393,633
LCI Industries	8,612	1,044,980
Patrick Industries, Inc.	11,852	1,285,112
Phinia, Inc.	13,692	858,351
Standard Motor Products, Inc.	7,470	275,269
Winnebago Industries, Inc.	9,934	402,526
XPEL, Inc.(a),(b)	8,949	446,645
		7,977,502
Banks — 8.5%
Ameris Bancorp	22,782	1,692,019
Atlantic Union Bankshares Corp.	50,761	1,791,863
Axos Financial, Inc.(a)	20,175	1,738,278
Banc of California, Inc.	47,577	917,760
BancFirst Corp.	7,361	780,413
Bank of Hawaii Corp.	14,139	966,683
BankUnited, Inc.	26,764	1,192,872
Banner Corp.	12,099	758,123
Beacon Financial Corp.	29,827	786,538
Capitol Federal Financial, Inc.	43,426	295,731
Cathay General Bancorp	24,233	1,172,635
Central Pacific Financial Corp.	9,496	295,895
City Holding Co.	5,132	611,734
Community Financial System, Inc.	18,756	1,077,345
Customers Bancorp, Inc.(a)	11,299	826,183
CVB Financial Corp.(b)	45,804	851,954
Dime Community Bancshares, Inc.	14,543	437,599
Eagle Bancorp, Inc.(b)	9,559	204,754
FB Financial Corp.	14,342	800,284
First Bancorp/Puerto Rico	55,884	1,158,475
First Bancorp/Southern Pines NC	14,854	754,435
First Commonwealth Financial Corp.	36,610	617,245
First Financial Bancorp	34,908	873,398
First Hawaiian, Inc.	44,022	1,113,757
First Interstate BancSystem, Inc., Cl. A	31,883	1,103,152
Fulton Financial Corp.	64,323	1,243,364
Hanmi Financial Corp.	10,679	288,653
Heritage Financial Corp.	12,066	285,361
Hilltop Holdings, Inc.	15,146	514,055
Hope Bancorp, Inc.	45,481	498,472
Independent Bank Corp.	17,658	1,290,447
Lakeland Financial Corp.	9,138	521,414
National Bank Holdings Corp., Cl. A	13,470	511,995
NBT Bancorp, Inc.	18,784	779,912

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.4% (continued)
Banks — 8.5% (continued)
Northwest Bancshares, Inc.	52,124	625,488
OFG Bancorp	15,639	640,886
Park National Corp.	5,097	775,662
Pathward Financial, Inc.	8,053	571,763
Preferred Bank	4,084	385,652
Provident Financial Services, Inc.	46,424	916,874
Renasant Corp.	33,844	1,191,986
S&T Bancorp, Inc.	13,651	537,167
Seacoast Banking Corp. of Florida	34,503	1,084,084
ServisFirst Bancshares, Inc.	17,899	1,284,969
Simmons First National Corp., Cl. A	51,348	967,910
Southside Bancshares, Inc.	10,188	309,613
Stellar Bancorp, Inc.	16,498	510,448
The Bancorp, Inc.(a)	15,642	1,056,148
Tompkins Financial Corp.	4,506	326,775
Triumph Financial, Inc.(a)	8,086	506,426
TrustCo Bank Corp. NY	6,633	274,142
Trustmark Corp.	21,355	831,777
United Community Banks, Inc.	43,295	1,351,670
WaFd, Inc.	27,979	896,167
Westamerica BanCorp	8,804	421,095
WSFS Financial Corp.	19,474	1,075,744
		45,295,244
Capital Goods — 11.5%
AAR Corp.(a)	13,854	1,146,973
Air Lease Corp.	37,419	2,403,422
Alamo Group, Inc.	3,854	646,971
Albany International Corp., Cl. A	10,276	520,993
American Woodmark Corp.(a)	5,087	274,189
Apogee Enterprises, Inc.	7,741	281,850
Arcosa, Inc.	17,469	1,857,304
Armstrong World Industries, Inc.	15,361	2,935,487
Astec Industries, Inc.	8,101	350,935
AZZ, Inc.	10,701	1,146,933
Boise Cascade Co.(b)	13,194	971,079
CSW Industrials, Inc.(b)	5,943	1,744,449
DNOW, Inc.(a)	66,016	874,712
DXP Enterprises, Inc.(a)	4,529	497,239
Enerpac Tool Group Corp.	18,768	717,688
Enpro, Inc.	7,503	1,606,617
ESCO Technologies, Inc.	9,198	1,797,197
Everus Construction Group, Inc.(a)	18,167	1,554,369
Federal Signal Corp.	21,659	2,351,951
Franklin Electric Co., Inc.	13,634	1,302,456
Gates Industrial Corp. PLC(a)	91,992	1,975,068
Gibraltar Industries, Inc.(a)	10,327	510,567
Granite Construction, Inc.(b)	15,547	1,793,347
Griffon Corp.	13,928	1,025,797
Hayward Holdings, Inc.(a)	71,040	1,097,568
Hillenbrand, Inc.	25,014	793,444
Insteel Industries, Inc.	7,069	223,875

Description	Shares	Value ($)
Common Stocks — 98.4% (continued)
Capital Goods — 11.5% (continued)
JBT Marel Corp.	18,511	2,789,052
Kadant, Inc.(b)	4,195	1,195,659
Kennametal, Inc.	26,972	766,275
Lindsay Corp.	3,797	447,552
Masterbrand, Inc.(a),(b)	45,290	500,002
Mercury Systems, Inc.(a)	18,837	1,375,289
Moog, Inc., Cl. A	10,124	2,465,700
Mueller Water Products, Inc., Cl. A	55,681	1,326,322
MYR Group, Inc.(a)	5,529	1,208,087
National Presto Industries, Inc.	1,838	196,225
Powell Industries, Inc.(b)	3,353	1,068,869
Primoris Services Corp.	19,245	2,389,074
Proto Labs, Inc.(a)	8,504	430,217
Quanex Building Products Corp.	15,998	246,049
Resideo Technologies, Inc.(a)	49,039	1,722,250
Rush Enterprises, Inc., Cl. A	21,600	1,165,104
Standex International Corp.(b)	4,342	943,430
Sunrun, Inc.(a),(b)	82,647	1,520,705
Tennant Co.	6,526	480,966
The Greenbrier Companies, Inc.	11,152	521,245
Titan International, Inc.(a)	16,539	129,500
Trinity Industries, Inc.	28,558	755,074
Vicor Corp.(a)	8,092	886,883
WillScot Holdings Corp.(b)	64,804	1,220,259
Worthington Enterprises, Inc.	11,210	578,100
Zurn Elkay Water Solutions Corp.	53,049	2,466,248
		61,196,616
Commercial & Professional Services — 3.8%
ABM Industries, Inc.	21,790	921,717
Amentum Holdings, Inc.(a),(b)	54,600	1,583,400
Brady Corp., Cl. A	15,513	1,215,754
Casella Waste Systems, Inc., Cl. A(a)	22,073	2,161,830
CoreCivic, Inc.(a)	37,090	708,790
CSG Systems International, Inc.	9,675	741,976
Deluxe Corp.	16,012	357,548
Enviri Corp.(a),(b)	28,504	510,792
Healthcare Services Group, Inc.(a)	25,365	484,979
HNI Corp.	24,526	1,031,073
Insperity, Inc.(b)	12,895	499,294
Interface, Inc.	20,797	580,652
Korn Ferry	18,660	1,231,933
Liquidity Services, Inc.(a)	8,371	253,725
ManpowerGroup, Inc.	16,431	488,494
MillerKnoll, Inc.	23,902	436,929
OPENLANE, Inc.(a)	37,848	1,127,113
Pitney Bowes, Inc.(b)	53,299	563,370
Robert Half, Inc.	35,452	962,876
The GEO Group, Inc.(a)	48,573	782,997
UniFirst Corp.	5,188	1,000,765
Upwork, Inc.(a),(b)	46,525	922,125

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.4% (continued)
Commercial & Professional Services — 3.8% (continued)
Verra Mobility Corp.(a)	56,832	1,273,605
Vestis Corp.(b)	39,109	260,857
		20,102,594
Consumer Discretionary Distribution & Retail — 4.4%
Academy Sports & Outdoors, Inc.	23,730	1,185,551
Advance Auto Parts, Inc.(b)	21,378	840,155
American Eagle Outfitters, Inc.	56,092	1,479,146
Asbury Automotive Group, Inc.(a)	6,924	1,610,038
Boot Barn Holdings, Inc.(a),(b)	10,858	1,916,111
CarMax, Inc.(a)	52,302	2,020,949
Etsy, Inc.(a),(b)	35,156	1,949,049
Group 1 Automotive, Inc.	4,406	1,732,880
Guess?, Inc.(b)	10,638	178,186
Kohl’s Corp.	40,190	820,278
LKQ Corp.	91,168	2,753,274
MarineMax, Inc.(a),(b)	6,775	164,158
Monro, Inc.(b)	10,460	209,618
National Vision Holdings, Inc.(a),(b)	28,390	733,030
Sally Beauty Holdings, Inc.(a)	34,392	490,430
Signet Jewelers Ltd.	14,581	1,208,473
Sonic Automotive, Inc., Cl. A	5,293	327,425
The Buckle, Inc.	10,674	570,205
Upbound Group, Inc.	18,466	324,263
Urban Outfitters, Inc.(a)	19,169	1,442,659
Victoria’s Secret & Co.(a)	28,552	1,546,662
		23,502,540
Consumer Durables & Apparel — 4.0%
Acushnet Holdings Corp.	9,883	788,861
Carter’s, Inc.	13,045	423,049
Cavco Industries, Inc.(a)	2,780	1,642,257
Century Communities, Inc.	9,105	540,382
Champion Homes, Inc.(a)	19,895	1,681,127
Dream Finders Homes, Inc., Cl. A(a),(b)	10,281	175,805
Ethan Allen Interiors, Inc.	8,214	187,608
G-III Apparel Group Ltd.	13,374	387,311
Green Brick Partners, Inc.(a)	10,831	678,670
Installed Building Products, Inc.(b)	8,067	2,092,499
Kontoor Brands, Inc.	18,217	1,112,877
La-Z-Boy, Inc.	14,600	544,142
Leggett & Platt, Inc.	47,813	525,943
LGI Homes, Inc.(a)	7,353	315,885
M/I Homes, Inc.(a)	9,314	1,191,726
Meritage Homes Corp.	25,077	1,650,067
Mohawk Industries, Inc.(a)	18,496	2,021,613
Newell Brands, Inc.	149,308	555,426
Oxford Industries, Inc.(b)	4,863	166,315
Sonos, Inc.(a)	43,213	758,820
Steven Madden Ltd.(b)	25,865	1,077,019
Topgolf Callaway Brands Corp.(a)	49,675	579,707
Tri Pointe Homes, Inc.(a)	30,614	963,423
Under Armour, Inc., Cl. A(a),(b)	67,984	337,880

Description	Shares	Value ($)
Common Stocks — 98.4% (continued)
Consumer Durables & Apparel — 4.0% (continued)
Under Armour, Inc., Cl. C(a),(b)	42,611	204,533
Wolverine World Wide, Inc.	29,079	527,784
		21,130,729
Consumer Services — 3.3%
Adtalem Global Education, Inc.(a)	12,939	1,338,798
BJ’s Restaurants, Inc.(a)	7,609	299,795
Bloomin’ Brands, Inc.	27,004	166,615
Brinker International, Inc.(a)	15,825	2,271,204
Caesars Entertainment, Inc.(a),(b)	72,698	1,700,406
Cracker Barrel Old Country Store, Inc.(b)	8,135	206,629
Dave & Buster’s Entertainment, Inc.(a),(b)	9,837	159,458
Frontdoor, Inc.(a)	25,685	1,481,768
Golden Entertainment, Inc.	6,904	187,720
Marriott Vacations Worldwide Corp.(b)	9,969	575,112
Matthews International Corp., Cl. A(b)	10,959	286,249
Mister Car Wash, Inc.(a)	34,826	193,632
Monarch Casino & Resort, Inc.	4,372	418,400
Papa John’s International, Inc.(b)	11,624	447,408
Penn Entertainment, Inc.(a),(b)	45,257	667,541
Perdoceo Education Corp.	21,498	630,536
Pursuit Attractions and Hospitality, Inc.(a)	7,673	258,427
Red Rock Resorts, Inc., Cl. A(b)	17,334	1,073,841
Sabre Corp.(a)	141,712	192,728
Shake Shack, Inc., Cl. A(a)	14,337	1,163,734
Six Flags Entertainment Corp.(a),(b)	36,395	558,299
Strategic Education, Inc.	8,223	659,485
Stride, Inc.(a)	15,299	993,364
The Cheesecake Factory, Inc.(b)	16,414	828,579
The Wendy’s Company(b)	55,911	465,739
United Parks & Resorts, Inc.(a)	9,734	353,344
		17,578,811
Consumer Staples Distribution & Retail — .7%
Grocery Outlet Holding Corp.(a),(b)	34,793	351,409
PriceSmart, Inc.	9,012	1,105,502
The Andersons, Inc.	12,039	640,114
The Chefs’ Warehouse, Inc.(a)	12,897	803,870
United Natural Foods, Inc.(a)	21,716	731,178
		3,632,073
Energy — 4.4%
Archrock, Inc.	62,462	1,625,261
Atlas Energy Solutions, Inc.(b)	27,253	256,723
Bristow Group, Inc.(a)	9,099	333,205
Cactus, Inc., Cl. A	24,634	1,125,281
California Resources Corp.	27,895	1,247,185
Comstock Resources, Inc.(a),(b)	28,182	653,259
Core Laboratories, Inc.	16,794	269,208
Core Natural Resources, Inc.	18,250	1,615,307
Crescent Energy Co., Cl. A	86,630	726,826
CVR Energy, Inc.(a)	10,602	269,715
Dorian LPG Ltd.	13,120	319,341
Helix Energy Solutions Group, Inc.(a)	49,513	310,447

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.4% (continued)
Energy — 4.4% (continued)
Helmerich & Payne, Inc.	35,370	1,014,412
Innovex International, Inc.(a)	13,990	305,961
International Seaways, Inc.(b)	14,532	705,529
Kinetik Holdings, Inc.(b)	15,914	573,700
Kodiak Gas Services, Inc.	29,603	1,107,152
Liberty Energy, Inc.	57,688	1,064,920
Magnolia Oil & Gas Corp., Cl. A	65,234	1,427,972
Noble Corp. PLC(b)	44,696	1,262,215
Northern Oil & Gas, Inc.(b)	34,362	737,752
Oceaneering International, Inc.(a)	35,478	852,536
Par Pacific Holdings, Inc.(a),(b)	17,912	629,428
Patterson-UTI Energy, Inc.	122,428	748,035
Peabody Energy Corp.	43,311	1,286,337
REX American Resources Corp.(a)	9,977	322,457
RPC, Inc.	32,110	174,678
SM Energy Co.	40,800	762,960
Talos Energy, Inc.(a)	44,804	493,740
Tidewater, Inc.(a)	16,417	829,223
World Kinect Corp.	19,621	459,720
		23,510,485
Equity Real Estate Investment Trusts — 6.5%
Acadia Realty Trust(c)	46,671	958,622
Alexander & Baldwin, Inc.(c)	25,627	528,941
American Assets Trust, Inc.(c)	17,051	322,775
Apple Hospitality REIT, Inc.(b),(c)	78,364	928,613
Armada Hoffler Properties, Inc.(b),(c)	28,083	185,909
Brandywine Realty Trust(c)	63,022	184,024
CareTrust REIT, Inc.(c)	79,533	2,875,913
Centerspace(c)	6,008	400,854
Curbline Properties Corp.(c)	34,527	801,372
DiamondRock Hospitality Co.(c)	72,173	646,670
Douglas Emmett, Inc.(b),(c)	59,967	659,037
Easterly Government Properties, Inc.(c)	15,617	330,924
Elme Communities(c)	31,720	551,928
Essential Properties Realty Trust, Inc.(b),(c)	70,574	2,093,225
Four Corners Property Trust, Inc.(c)	37,962	875,404
Getty Realty Corp.(c)	19,008	520,249
Global Net Lease, Inc.(b),(c)	69,911	601,235
Highwoods Properties, Inc.(c)	39,141	1,010,621
Innovative Industrial Properties, Inc.(c)	9,981	472,700
JBG SMITH Properties(b),(c)	21,079	358,554
LTC Properties, Inc.(c)	16,675	573,287
LXP Industrial Trust(c)	21,071	1,044,700
Medical Properties Trust, Inc.(b),(c)	174,632	873,160
Millrose Properties, Inc.(c)	54,916	1,640,341
NexPoint Residential Trust, Inc.(c)	7,785	234,329
Outfront Media, Inc.(c)	51,821	1,248,886
Pebblebrook Hotel Trust(b),(c)	40,897	462,954
Phillips Edison & Co., Inc.(c)	44,807	1,593,785
Ryman Hospitality Properties, Inc.(c)	22,440	2,123,273
Safehold, Inc.(c)	15,964	218,547

Description	Shares	Value ($)
Common Stocks — 98.4% (continued)
Equity Real Estate Investment Trusts — 6.5% (continued)
Saul Centers, Inc.(c)	4,497	141,790
SL Green Realty Corp.(c)	25,298	1,160,419
Summit Hotel Properties, Inc.(b),(c)	38,578	187,875
Sunstone Hotel Investors, Inc.(c)	67,703	605,265
Tanger, Inc.(c)	40,999	1,368,137
Terreno Realty Corp.(b),(c)	36,827	2,162,113
The Macerich Company(c)	91,222	1,683,958
Universal Health Realty Income Trust(c)	4,493	176,171
Urban Edge Properties(c)	44,605	855,970
Veris Residential, Inc.(c)	28,585	425,345
Whitestone REIT(c)	15,603	216,726
Xenia Hotels & Resorts, Inc.(c)	33,767	477,465
		34,782,066
Financial Services — 7.3%
Acadian Asset Management, Inc.	9,403	441,941
Adamas Trust, Inc.(b),(c)	30,464	222,387
Apollo Commercial Real Estate Finance, Inc.(b),(c)	46,860	453,605
Arbor Realty Trust, Inc.(b),(c)	68,859	534,346
ARMOUR Residential REIT, Inc.(b),(c)	39,855	705,035
Artisan Partners Asset Management, Inc., Cl. A	25,097	1,022,452
BGC Group, Inc., Cl. A	127,971	1,142,781
Blackstone Mortgage Trust, Inc., Cl. A(c)	56,154	1,074,226
Bread Financial Holdings, Inc.	16,264	1,204,024
Cohen & Steers, Inc.	9,835	617,441
Donnelley Financial Solutions, Inc.(a)	9,554	446,076
Ellington Financial, Inc.(b),(c)	37,860	514,139
Enact Holdings, Inc.	10,252	406,389
Encore Capital Group, Inc.(a)	8,030	436,431
Enova International, Inc.(a)	8,834	1,388,705
EVERTEC, Inc.	22,789	662,932
EZCORP, Inc., Cl. A(a)	20,578	399,625
Franklin BSP Realty Trust, Inc.(b),(c)	28,638	287,239
HA Sustainable Infrastructure Capital, Inc.	44,811	1,408,410
Jackson Financial, Inc., Cl. A	24,209	2,581,890
KKR Real Estate Finance Trust, Inc.(b),(c)	18,678	153,533
MarketAxess Holdings, Inc.	13,240	2,399,750
Moelis & Co., Cl. A	26,355	1,811,643
Navient Corp.	24,142	313,846
NCR Atleos Corp.(a)	26,242	1,000,083
NMI Holdings, Inc.(a)	27,378	1,116,749
Payoneer Global, Inc.(a)	103,943	584,160
PennyMac Mortgage Investment Trust(c)	30,756	385,988
Piper Sandler Companies	5,925	2,012,782
PJT Partners, Inc., Cl. A	8,658	1,447,618
PRA Group, Inc.(a)	13,918	246,209
PROG Holdings, Inc.	14,097	415,721
Radian Group, Inc.	48,258	1,736,805
Redwood Trust, Inc.(b),(c)	45,293	250,470
Sezzle, Inc.(a)	6,133	389,292
StepStone Group, Inc., Cl. A	25,891	1,661,425
StoneX Group, Inc.(a),(b)	16,539	1,573,355

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.4% (continued)
Financial Services — 7.3% (continued)
The Western Union Company(b)	113,208	1,053,966
Two Harbors Investment Corp.(c)	37,412	392,826
Victory Capital Holdings, Inc., Cl. A(b)	17,115	1,079,785
Virtu Financial, Inc., Cl. A	28,614	953,418
Virtus Investment Partners, Inc.	2,248	366,761
Walker & Dunlop, Inc.	12,068	725,890
WisdomTree, Inc.(b)	41,363	504,215
World Acceptance Corp.(a)	1,035	145,304
		38,671,668
Food, Beverage & Tobacco — 1.1%
Cal-Maine Foods, Inc.	16,238	1,292,058
Fresh Del Monte Produce, Inc.(b)	11,723	417,690
Freshpet, Inc.(a)	17,384	1,059,207
J & J Snack Foods Corp.	5,502	497,216
John B. Sanfilippo & Son, Inc.	3,223	227,544
National Beverage Corp.(a)	8,187	261,083
The Simply Good Foods Company(a)	32,721	657,038
Tootsie Roll Industries, Inc.	7,001	256,447
TreeHouse Foods, Inc.(a)	16,001	377,463
Universal Corp.	8,818	465,149
Vital Farms, Inc.(a),(b)	13,371	427,070
		5,937,965
Health Care Equipment & Services — 5.8%
Acadia Healthcare Co., Inc.(a),(b)	32,860	466,283
AdaptHealth Corp.(a)	38,214	380,611
Addus HomeCare Corp.(a)	6,517	699,861
AMN Healthcare Services, Inc.(a)	13,914	219,285
Artivion, Inc.(a)	14,825	676,168
Astrana Health, Inc.(a),(b)	15,376	381,479
Avanos Medical, Inc.(a)	16,620	186,643
BrightSpring Health Services, Inc.(a)	40,469	1,515,564
Certara, Inc.(a),(b)	42,780	376,892
Concentra Group Holdings Parent, Inc.	42,140	829,315
CONMED Corp.	10,884	441,890
CorVel Corp.(a)	11,192	757,363
Embecta Corp.	20,497	243,504
Enovis Corp.(a)	19,952	531,521
Glaukos Corp.(a)	20,376	2,300,654
HealthStream, Inc.	8,605	198,517
ICU Medical, Inc.(a),(b)	8,816	1,257,779
Inspire Medical Systems, Inc.(a)	9,406	867,515
Integer Holdings Corp.(a)	12,331	967,120
Integra LifeSciences Holdings Corp.(a),(b)	23,476	291,572
LeMaitre Vascular, Inc.	7,400	600,140
Merit Medical Systems, Inc.(a)	21,176	1,866,453
National HealthCare Corp.	4,421	606,075
Neogen Corp.(a),(b)	77,504	541,753
NeoGenomics, Inc.(a)	45,878	539,525
Omnicell, Inc.(a)	16,113	729,919
Pediatrix Medical Group, Inc.(a)	29,813	637,700
Privia Health Group, Inc.(a)	41,400	981,594

Description	Shares	Value ($)
Common Stocks — 98.4% (continued)
Health Care Equipment & Services — 5.8% (continued)
Progyny, Inc.(a)	28,557	733,344
QuidelOrtho Corp.(a),(b)	23,928	683,384
RadNet, Inc.(a)	24,669	1,760,133
Schrodinger, Inc.(a)	20,363	364,090
Select Medical Holdings Corp.	39,250	582,863
STAAR Surgical Co.(a)	17,844	412,018
Tandem Diabetes Care, Inc.(a)	24,064	528,927
Teleflex, Inc.	15,736	1,920,421
TransMedics Group, Inc.(a),(b)	12,172	1,480,724
U.S. Physical Therapy, Inc.	5,388	420,749
UFP Technologies, Inc.(a),(b)	2,747	609,916
Waystar Holding Corp.(a),(b)	40,885	1,338,984
		30,928,248
Household & Personal Products — .6%
Central Garden & Pet Co.(a)	2,908	93,492
Central Garden & Pet Co., Cl. A(a)	18,304	534,294
Edgewell Personal Care Co.	16,869	287,616
Energizer Holdings, Inc.(b)	21,705	431,713
Interparfums, Inc.	6,510	552,243
Reynolds Consumer Products, Inc.	19,416	445,015
WD-40 Co.	4,810	947,089
		3,291,462
Insurance — 2.5%
AMERISAFE, Inc.	6,617	254,159
Assured Guaranty Ltd.	15,430	1,386,694
Employers Holdings, Inc.	8,093	349,375
Genworth Financial, Inc.(a)	142,249	1,284,508
Goosehead Insurance, Inc., Cl. A	8,872	653,423
HCI Group, Inc.	3,806	729,572
Horace Mann Educators Corp.	14,491	669,194
Lincoln National Corp.	60,210	2,681,151
Mercury General Corp.	9,521	895,545
Palomar Holdings, Inc.(a)	9,439	1,272,000
ProAssurance Corp.(a)	18,379	444,037
Safety Insurance Group, Inc.	5,381	419,234
SiriusPoint Ltd.(a)	37,030	810,587
Stewart Information Services Corp.	9,981	701,265
Trupanion, Inc.(a),(b)	12,001	448,477
United Fire Group, Inc.	7,813	284,003
		13,283,224
Materials — 5.3%
Alpha Metallurgical Resources, Inc.(a)	3,847	768,938
Balchem Corp.	11,535	1,769,008
Celanese Corp.	39,003	1,649,047
Century Aluminum Co.(a)	19,095	748,142
Eastman Chemical Co.	40,629	2,593,349
Element Solutions, Inc.	81,022	2,024,740
FMC Corp.	44,415	616,036
Hawkins, Inc.(b)	7,441	1,057,069
HB Fuller Co.	19,241	1,144,070
Ingevity Corp.(a)	12,709	752,119

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.4% (continued)
Materials — 5.3% (continued)
Innospec, Inc.	8,904	681,512
Kaiser Aluminum Corp.	5,718	656,770
Koppers Holdings, Inc.	7,030	190,372
Materion Corp.	7,385	918,103
Metallus, Inc.(a),(b)	13,065	224,195
Minerals Technologies, Inc.	11,035	672,583
O-I Glass, Inc.(a)	54,532	804,892
Quaker Chemical Corp.(b)	4,856	666,777
Sealed Air Corp.	52,401	2,170,974
Sensient Technologies Corp.	15,131	1,421,558
Solstice Advanced Materials, Inc.(a)	56,534	2,746,422
Stepan Co.	7,570	358,515
SunCoke Energy, Inc.	29,275	210,780
Sylvamo Corp.	11,927	574,285
The Chemours Company	53,517	630,965
Warrior Met Coal, Inc.	18,724	1,650,895
Worthington Steel, Inc.	11,582	400,969
		28,103,085
Media & Entertainment — 1.8%
Angi, Inc.(a)	12,609	163,034
Cable One, Inc.	1,636	184,623
Cargurus, Inc.(a)	28,934	1,109,619
Cars.com, Inc.(a),(b)	19,673	240,011
Cinemark Holdings, Inc.	36,754	854,163
DoubleVerify Holdings, Inc.(a)	47,901	547,987
IAC, Inc.(a)	23,201	907,159
John Wiley & Sons, Inc., Cl. A(b)	14,624	447,933
Madison Square Garden Sports Corp.(a),(b)	6,400	1,655,360
QuinStreet, Inc.(a)	20,471	294,168
Scholastic Corp.	7,908	234,314
Shutterstock, Inc.	8,785	167,793
TEGNA, Inc.	57,326	1,112,698
TripAdvisor, Inc.(a)	41,442	603,396
Yelp, Inc.(a)	20,807	632,325
Ziff Davis, Inc.(a),(b)	14,223	499,938
		9,654,521
Pharmaceuticals, Biotechnology & Life Sciences — 6.2%
ACADIA Pharmaceuticals, Inc.(a)	44,491	1,188,355
ADMA Biologics, Inc.(a)	84,769	1,546,186
Alkermes PLC(a)	58,811	1,645,532
Amphastar Pharmaceuticals, Inc.(a)	12,433	332,956
ANI Pharmaceuticals, Inc.(a)	6,341	500,558
Arcus Biosciences, Inc.(a)	29,868	711,754
Arrowhead Pharmaceuticals, Inc.(a)	49,244	3,269,309
Azenta, Inc.(a)	14,495	482,104
BioLife Solutions, Inc.(a)	13,671	330,565
Catalyst Pharmaceuticals, Inc.(a)	41,243	962,612
Collegium Pharmaceutical, Inc.(a),(b)	11,236	520,227
Corcept Therapeutics, Inc.(a)	33,344	1,160,371
Cytek Biosciences, Inc.(a)	39,601	199,985
Dynavax Technologies Corp.(a),(b)	35,460	545,375

Description	Shares	Value ($)
Common Stocks — 98.4% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 6.2% (continued)
Fortrea Holdings, Inc.(a)	33,266	573,838
Harmony Biosciences Holdings, Inc.(a)	14,166	530,092
Indivior PLC(a)	44,470	1,595,584
Innoviva, Inc.(a)	24,966	499,070
Krystal Biotech, Inc.(a),(b)	9,192	2,266,196
Ligand Pharmaceuticals, Inc.(a)	7,008	1,325,003
Myriad Genetics, Inc.(a)	33,795	207,839
Organon & Co.	92,805	665,412
Pacira BioSciences, Inc.(a)	15,488	400,829
Perrigo Co. PLC	48,765	678,809
Phibro Animal Health Corp., Cl. A	7,366	275,194
Prestige Consumer Healthcare, Inc.(a)	17,126	1,056,503
Protagonist Therapeutics, Inc.(a),(b)	20,931	1,828,113
PTC Therapeutics, Inc.(a)	28,596	2,172,152
Sarepta Therapeutics, Inc.(a),(b)	36,787	791,656
Supernus Pharmaceuticals, Inc.(a)	20,399	1,013,830
TG Therapeutics, Inc.(a)	48,427	1,443,609
Veracyte, Inc.(a),(b)	28,086	1,182,421
Vericel Corp.(a)	17,927	645,551
Vir Biotechnology, Inc.(a),(b)	33,034	199,195
Xencor, Inc.(a)	25,745	394,156
		33,140,941
Real Estate Management & Development — .6%
Cushman & Wakefield Ltd.(a)	82,492	1,335,545
eXp World Holdings, Inc.	32,602	295,048
Kennedy-Wilson Holdings, Inc.	42,885	414,698
Marcus & Millichap, Inc.	8,518	232,456
The St. Joe Company(b)	14,123	838,483
		3,116,230
Semiconductors & Semiconductor Equipment — 3.8%
ACM Research, Inc., Cl. A(a)	18,876	744,658
Alpha & Omega Semiconductor Ltd.(a)	8,840	175,120
Axcelis Technologies, Inc.(a)	11,030	886,150
Cohu, Inc.(a)	16,583	385,886
Diodes, Inc.(a)	16,610	819,537
Enphase Energy, Inc.(a)	45,715	1,465,166
FormFactor, Inc.(a)	27,609	1,540,030
Ichor Holdings Ltd.(a)	12,468	229,785
Impinj, Inc.(a),(b)	9,544	1,660,752
Kulicke & Soffa Industries, Inc.	18,573	846,186
MaxLinear, Inc.(a)	29,204	509,026
PDF Solutions, Inc.(a),(b)	11,405	325,385
Penguin Solutions, Inc.(a)	17,367	339,699
Photronics, Inc.(a)	20,923	669,536
Power Integrations, Inc.	19,632	697,721
Qorvo, Inc.(a)	29,947	2,530,821
Semtech Corp.(a)	30,907	2,277,537
SiTime Corp.(a)	7,809	2,758,061
SolarEdge Technologies, Inc.(a),(b)	21,227	612,399

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.4% (continued)
Semiconductors & Semiconductor Equipment — 3.8% (continued)
Ultra Clean Holdings, Inc.(a)	16,172	409,637
Veeco Instruments, Inc.(a),(b)	21,428	612,412
		20,495,504
Software & Services — 4.2%
A10 Networks, Inc.(b)	25,547	451,926
ACI Worldwide, Inc.(a)	36,717	1,755,440
Adeia, Inc.	39,003	672,802
Agilysys, Inc.(a),(b)	9,034	1,073,601
Alarm.com Holdings, Inc.(a)	17,885	912,493
BlackLine, Inc.(a),(b)	17,798	984,051
Box, Inc., Cl. A(a)	51,605	1,543,505
Cleanspark, Inc.(a),(b)	100,114	1,013,154
Clear Secure, Inc., Cl. A	31,579	1,107,791
DigitalOcean Holdings, Inc.(a),(b)	24,550	1,181,346
DXC Technology Co.(a)	61,979	907,992
Grid Dynamics Holdings, Inc.(a)	23,558	212,729
InterDigital, Inc.(b)	9,170	2,919,545
LiveRamp Holdings, Inc.(a)	22,554	662,411
MARA Holdings, Inc.(a),(b)	134,699	1,209,597
N-able, Inc.(a)	26,900	201,212
NCR Voyix Corp.(a),(b)	49,014	499,943
Progress Software Corp.(a)	15,283	656,558
Q2 Holdings, Inc.(a)	22,272	1,607,147
Sprinklr, Inc., Cl. A(a)	42,918	333,902
SPS Commerce, Inc.(a)	13,431	1,197,105
Teradata Corp.(a)	33,195	1,010,456
		22,114,706
Technology Hardware & Equipment — 5.8%
Advanced Energy Industries, Inc.	13,444	2,814,770
Arlo Technologies, Inc.(a)	37,237	520,946
Badger Meter, Inc.	10,496	1,830,607
Benchmark Electronics, Inc.	12,708	543,394
Calix, Inc.(a)	21,481	1,136,989
Corsair Gaming, Inc.(a),(b)	16,044	95,301
CTS Corp.	10,348	443,619
Digi International, Inc.(a)	13,198	571,342
ePlus, Inc.	9,329	818,153
Extreme Networks, Inc.(a)	47,373	788,761
Harmonic, Inc.(a)	39,974	395,343
Insight Enterprises, Inc.(a)	11,020	897,799
Itron, Inc.(a)	16,293	1,512,968
Knowles Corp.(a)	30,246	648,172
Mirion Technologies, Inc.(a),(b)	88,268	2,067,237
NetScout Systems, Inc.(a)	24,428	661,022
OSI Systems, Inc.(a),(b)	5,690	1,451,291
PC Connection, Inc.	4,137	238,953
Plexus Corp.(a)	9,599	1,411,053
Ralliant Corp.	40,178	2,045,462
Rogers Corp.(a)	5,957	545,483
Sanmina Corp.(a)	19,434	2,916,460
ScanSource, Inc.(a)	7,190	280,841

Description	Shares	Value ($)
Common Stocks — 98.4% (continued)
Technology Hardware & Equipment — 5.8% (continued)
TTM Technologies, Inc.(a)	36,804	2,539,476
Viasat, Inc.(a)	48,404	1,668,002
Viavi Solutions, Inc.(a)	79,498	1,416,654
Vishay Intertechnology, Inc.(b)	43,984	637,328
		30,897,426
Telecommunication Services — 1.1%
Cogent Communications Holdings, Inc.(b)	16,854	363,372
Gogo, Inc.(a)	27,184	126,678
Iridium Communications, Inc.	37,711	655,417
Lumen Technologies, Inc.(a)	336,947	2,618,078
Shenandoah Telecommunications Co.	16,317	188,625
Telephone and Data Systems, Inc.	35,432	1,452,712
Uniti Group, Inc.(a)	63,841	447,525
		5,852,407
Transportation — 1.5%
Allegiant Travel Co.(a)	4,774	407,079
ArcBest Corp.(b)	8,104	601,236
Forward Air Corp.(a)	7,712	192,800
Heartland Express, Inc.	16,612	150,006
Hertz Global Holdings, Inc.(a),(b)	43,807	225,168
Hub Group, Inc., Cl. A	21,718	925,404
JetBlue Airways Corp.(a),(b)	104,012	473,255
Marten Transport Ltd.	20,778	236,454
Matson, Inc.	11,105	1,372,023
RXO, Inc.(a),(b)	58,964	745,305
Schneider National, Inc., Cl. B(b)	17,698	469,528
SkyWest, Inc.(a)	14,284	1,434,256
Sun Country Airlines Holdings, Inc.(a)	18,487	266,028
Werner Enterprises, Inc.	21,454	643,834
		8,142,376
Utilities — 2.2%
American States Water Co.	13,701	993,048
Avista Corp.	28,983	1,117,005
California Water Service Group	21,107	914,566
Chesapeake Utilities Corp.	8,467	1,056,343
Clearway Energy, Inc., Cl. A	12,232	384,329
Clearway Energy, Inc., Cl. C	30,220	1,005,117
H2O America	11,890	582,491
Hawaiian Electric Industries, Inc.(a)	61,243	753,289
MDU Resources Group, Inc.	72,777	1,420,607
MGE Energy, Inc.	12,987	1,018,441
Middlesex Water Co.	6,585	332,016
Northwest Natural Holding Co.	14,759	689,836
Otter Tail Corp.	14,926	1,206,170
Unitil Corp.	6,415	310,743
		11,784,001
Total Common Stocks (cost $384,332,897)		524,122,424

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Exchange-Traded Funds — 1.1%
Registered Investment Companies — 1.1%
iShares Core S&P Small-Cap ETF(b) (cost $6,062,112)	52,073	6,258,133

	Number of Rights
Rights — .0%
Health Care Equipment & Services — .0%
Omniab Operations, Inc.-Earnout 12.5	3,619	0
Omniab Operations, Inc.-Earnout 15.0	3,619	0
Total Rights (cost $12,944)		0

	1-Day Yield (%)	Shares
Investment Companies — .4%
Registered Investment Companies — .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $1,990,803)	3.89	1,990,803	1,990,803
Investment of Cash Collateral for Securities Loaned — 1.4%
Registered Investment Companies — 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $7,323,778)	3.89	7,323,778	7,323,778
Total Investments (cost $399,722,534)		101.3%	539,695,138
Liabilities, Less Cash and Receivables		(1.3%)	(6,984,656)
Net Assets		100.0%	532,710,482

ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At December 31, 2025, the value of the fund’s securities on loan was $83,956,166 and the value of the collateral was
$86,923,611, consisting of cash collateral of $7,323,778 and U.S. Government & Agency securities valued at $79,599,833.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2024	Purchases ($)†	Sales ($)	Value ($) 12/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .4%	2,877,181	150,766,400	(151,652,778)	1,990,803	87,298
Investment of Cash Collateral for Securities Loaned - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.4%	6,591,083	90,054,226	(89,321,531)	7,323,778	121,751††
Total - 1.8%	9,468,264	240,820,626	(240,974,309)	9,314,581	209,049

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
E-mini Russell 2000 Index	20	3/20/2026	2,568,006	2,498,000	(70,006)
Gross Unrealized Depreciation					(70,006)
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $83,956,166)—Note 1(c):
Unaffiliated issuers	390,407,953	530,380,557
Affiliated issuers	9,314,581	9,314,581
Cash collateral held by broker—Note 4		234,000
Dividends and securities lending income receivable		647,765
Receivable for shares of Beneficial Interest subscribed		333,350
		540,910,253
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		278,412
Liability for securities on loan—Note 1(c)		7,323,778
Payable for investment securities purchased		325,481
Payable for shares of Beneficial Interest redeemed		248,155
Payable for futures variation margin—Note 4		19,700
Trustees’ fees and expenses payable		3,091
Interest payable—Note 2		1,154
		8,199,771
Net Assets ($)		532,710,482
Composition of Net Assets ($):
Paid-in capital		355,424,043
Total distributable earnings (loss)		177,286,439
Net Assets ($)		532,710,482
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		29,585,023
Net Asset Value Per Share ($)		18.01
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income ($):
Income:
Cash dividends (net of $9,732 foreign taxes withheld at source):
Unaffiliated issuers	8,246,067
Affiliated issuers	87,298
Affiliated income net of rebates from securities lending—Note 1(c)	121,751
Interest	11,171
Total Income	8,466,287
Expenses:
Management fee—Note 3(a)	1,861,370
Distribution Plan fees—Note 3(b)	1,329,550
Interest expense—Note 2	15,921
Trustees’ fees—Notes 3(a) and 3(c)	15,870
Loan commitment fees—Note 2	13,325
Total Expenses	3,236,036
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(15,870)
Net Expenses	3,220,166
Net Investment Income	5,246,121
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	45,401,849
Net realized gain (loss) on futures	184,318
Net Realized Gain (Loss)	45,586,167
Net change in unrealized appreciation (depreciation) on investments	(25,912,118)
Net change in unrealized appreciation (depreciation) on futures	73,293
Net Change in Unrealized Appreciation (Depreciation)	(25,838,825)
Net Realized and Unrealized Gain (Loss) on Investments	19,747,342
Net Increase in Net Assets Resulting from Operations	24,993,463
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
Operations ($):
Net investment income	5,246,121	6,259,881
Net realized gain (loss) on investments	45,586,167	53,138,340
Net change in unrealized appreciation (depreciation) on investments	(25,838,825)	(17,024,522)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,993,463	42,373,699
Distributions ($):
Distributions to shareholders	(61,582,942)	(19,677,634)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	124,680,129	189,396,668
Distributions reinvested	61,582,942	19,677,634
Cost of shares redeemed	(198,698,397)	(228,895,292)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(12,435,326)	(19,820,990)
Total Increase (Decrease) in Net Assets	(49,024,805)	2,875,075
Net Assets ($):
Beginning of Period	581,735,287	578,860,212
End of Period	532,710,482	581,735,287
Capital Share Transactions (Shares):
Shares sold	7,151,346	10,025,982
Shares issued for distributions reinvested	3,980,798	1,078,226
Shares redeemed	(11,544,266)	(12,262,650)
Net Increase (Decrease) in Shares Outstanding	(412,122)	(1,158,442)
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Year Ended December 31,
Service Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	19.39	18.58	17.26	23.55	19.06
Investment Operations:
Net investment income(a)	.17	.20	.21	.18	.16
Net realized and unrealized gain (loss) on investments	.53	1.24	2.28	(3.76)	4.79
Total from Investment Operations	.70	1.44	2.49	(3.58)	4.95
Distributions:
Dividends from net investment income	(.24 )	(.21 )	(.19 )	(.19 )	(.15 )
Dividends from net realized gain on investments	(1.84)	(.42 )	(.98 )	(2.52)	(.31 )
Total Distributions	(2.08)	(.63 )	(1.17)	(2.71)	(.46 )
Net asset value, end of period	18.01	19.39	18.58	17.26	23.55
Total Return (%)	5.36	7.96	15.39	(16.65)	26.14
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b)	.61	.61	.61	.61	.61
Ratio of net expenses to average net assets(b),(c)	.61	.61	.60	.60	.60
Ratio of net investment income to average net assets(b),(c)	.99	1.08	1.22	.97	.73
Portfolio Turnover Rate	60.63	77.24	38.37	28.27	46.01
Net Assets, end of period ($ x 1,000)	532,710	581,735	578,860	523,889	723,023

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
Small Cap Stock Index Portfolio (the “fund”) is a separate diversified series of BNY Mellon Investment Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to match the performance of the Standard & Poor’s® SmallCap 600 Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in Service Shares which bears a Distribution Plan.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (continued)
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of December 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	524,122,424	—	—	524,122,424
Exchange-Traded Funds	6,258,133	—	—	6,258,133
Rights	—	0††	—	0
Investment Companies	9,314,581	—	—	9,314,581
	539,695,138	0	—	539,695,138
Liabilities ($)
Other Financial Instruments:
Futures†††	(70,006)	—	—	(70,006)
	(70,006)	—	—	(70,006)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of December 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

NOTES TO FINANCIAL STATEMENTS (continued)
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2025, BNY earned $16,599 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of December 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	83,956,166
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(83,956,166)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable

NOTES TO FINANCIAL STATEMENTS (continued)
income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended December 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $22,343,717, undistributed capital gains $26,107,649 and unrealized appreciation $128,835,073.
The tax character of distributions paid to shareholders during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows: ordinary income $7,150,535 and $6,649,877, and long-term capital gains $54,432,407 and $13,027,757, respectively.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended December 31, 2025, the fund was charged $15,921 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended December 31, 2025 was approximately $304,658 with a related weighted average annualized interest rate of 5.23%. As of December 31, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to pay all of the fund’s expenses, except management fees, interest expenses, brokerage commissions and commitment fees on borrowings, if any, fees pursuant to any distribution or shareholder services plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. The Adviser has further agreed to reduce its fees in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of independent counsel to the fund and to the non-interest board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended December 31, 2025, Trustees’ fees reimbursed by the Adviser amounted to $15,870.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor for distributing its shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the fund’s average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.

NOTES TO FINANCIAL STATEMENTS (continued)
The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2025, the fund was charged $1,329,550 pursuant to the Distribution Plan.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $162,442, Distribution Plan fees of $116,030, which are offset against an expense reimbursement currently in effect in the amount of $60.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended December 31, 2025, amounted to $322,996,829 and $390,723,814, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended December 31, 2025 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at December 31, 2025 are set forth in the fund’s Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of December 31, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	-	Equity Risk	(70,006)(1)
Gross fair value of derivative contracts	-		(70,006)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended December 31, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	184,318	184,318
Total	184,318	184,318

NOTES TO FINANCIAL STATEMENTS (continued)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	73,293	73,293
Total	73,293	73,293

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended December 31, 2025:
Average Market Value ($)
Futures:
Equity Futures Long	2,645,700
At December 31, 2025, the cost of investments for federal income tax purposes was $410,860,065; accordingly, accumulated net unrealized appreciation on investments was $128,835,073, consisting of $187,760,541 gross unrealized appreciation and $58,925,468 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of Small Cap Stock Index Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Small Cap Stock Index Portfolio (the “Fund”) (one of the funds constituting BNY Mellon Investment Portfolios (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Investment Portfolios) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
February 6, 2026

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 85.99% of the ordinary dividends paid during the fiscal year ended December 31, 2025 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2026 of the percentage applicable to the preparation of their 2025 income tax returns.The fund also hereby reports $1.8361 per share as a long-term capital gain distribution paid on March 28, 2025.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Trustees’ and Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on August 13-14, 2025, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Service shares with the performance of two other small-cap core pure index funds underlying variable insurance products (“VIPs”) benchmarked against the S&P SmallCap 600 Index selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all small-cap core funds underlying VIPs (the “Performance Universe”), all for various periods ended June 30, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same two funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of other small-cap core funds underlying VIPs with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the ten-year period when the fund’s total return performance was at the Performance Group median, and was below the Performance Universe median for all periods, except for the ten-year period when the fund’s total return performance was above the Performance Universe median. It was noted that there were only two other funds in the Performance Group and that the Performance Universe was not limited to index funds. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary fee” structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third party services covered by the Agreement. Taking into account the fund’s unitary fee structure, the Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and approximately equivalent to the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and approximately equivalent to the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser are satisfactory and appropriate.
●The Board generally was satisfied with the fund’s overall relative performance.
●The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

© 2026 BNY Mellon Securities Corporation
Code-0410NCSRAR1225

BNY Mellon Investment Portfolios, Technology Growth Portfolio
ANNUAL FINANCIALS AND OTHER INFORMATION
December 31, 2025

Initial Shares
Service Shares

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Technology Growth Portfolio
SCHEDULE OF INVESTMENTS
December 31, 2025

Description	Shares	Value ($)
Common Stocks — 97.4%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc. (a)	6,851	3,890,888
Application Software — 9.3%
Datadog, Inc., Cl. A (a)	8,661	1,177,809
HubSpot, Inc. (a)	6,492	2,605,240
Intuit, Inc.	9,979	6,610,289
Klaviyo, Inc., Cl. A (a),(b)	100,625	3,267,294
Synopsys, Inc. (a)	5,449	2,559,504
		16,220,136
Broadline Retail — 8.1%
Alibaba Group Holding Ltd., ADR (b)	44,428	6,512,256
Amazon.com, Inc. (a)	33,165	7,655,145
		14,167,401
Electronic Components — 1.7%
Amphenol Corp., Cl. A	21,398	2,891,726
Interactive Media & Services — 9.6%
Alphabet, Inc., Cl. C	21,515	6,751,407
Meta Platforms, Inc., Cl. A	10,319	6,811,469
Tencent Holdings Ltd., ADR (b)	41,018	3,139,928
		16,702,804
Internet Services & Infrastructure — 5.9%
MongoDB, Inc. (a)	9,566	4,014,755
Shopify, Inc., Cl. A (a)	38,327	6,169,497
		10,184,252
Movies & Entertainment — 3.5%
Netflix, Inc. (a)	47,270	4,432,035
Spotify Technology SA (a)	2,818	1,636,441
		6,068,476
Real Estate Services — 1.4%
CoStar Group, Inc. (a)	37,574	2,526,476
Semiconductor Materials & Equipment — 9.5%
Applied Materials, Inc.	21,881	5,623,198
ASML Holding NV	2,367	2,532,359
Lam Research Corp.	48,458	8,295,040
		16,450,597
Semiconductors — 28.6%
Intel Corp. (a)	188,478	6,954,838
Micron Technology, Inc.	39,601	11,302,521
NVIDIA Corp.	62,969	11,743,719
QUALCOMM, Inc.	23,496	4,018,991
Synaptics, Inc. (a)	32,041	2,371,675
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	43,671	13,271,181
		49,662,925
Systems Software — 13.4%
JFrog Ltd. (a)	36,143	2,257,492
Microsoft Corp.	16,974	8,208,966
Oracle Corp.	34,325	6,690,286
ServiceNow, Inc. (a)	39,708	6,082,868
		23,239,612
3

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	17,630	4,792,892
Transaction & Payment Processing Services — 1.5%
Mastercard, Inc., Cl. A	4,495	2,566,105
Total Common Stocks (cost $104,426,472)		169,364,290
Private Equity — 2.0%
Real Estate Services — .0%
Roofstock, Ser. E (a),(c)	10,567	55,266
Systems Software — 2.0%
Databricks, Inc., Ser. H (a),(c)	9,003	1,723,534
Databricks, Inc., Ser. I (a),(c)	775	148,366
Databricks, Inc., Ser. J (a),(c)	7,982	1,528,074
		3,399,974
Total Private Equity (cost $1,768,444)		3,455,240

	1-Day Yield (%)
Investment Companies — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $1,194,068)	3.89	1,194,068	1,194,068
Total Investments (cost $107,388,984)		100.1%	174,013,598
Liabilities, Less Cash and Receivables		(.1%)	(198,685)
Net Assets		100.0%	173,814,913

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At December 31, 2025, the value of the fund’s securities on loan was $7,418,125 and the value of the collateral was
$7,614,071, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	The fund held Level 3 securities at December 31, 2025. These securities were valued at $3,455,240 or 2.0% of net assets.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2024	Purchases ($)†	Sales ($)	Value ($) 12/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .7%	40,404,102	93,075,501	(132,285,535)	1,194,068	219,737
4

Affiliated Issuers (continued)
Description	Value ($) 12/31/2024	Purchases ($)†	Sales ($)	Value ($) 12/31/2025	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	11,669,070	52,690,256	(64,359,326)	-	12,070††
Total - .7%	52,073,172	145,765,757	(196,644,861)	1,194,068	231,807

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $7,418,125)—Note 1(c):
Unaffiliated issuers	106,194,916	172,819,530
Affiliated issuers	1,194,068	1,194,068
Cash denominated in foreign currency	53,100	53,400
Dividends and securities lending income receivable		48,643
Tax reclaim receivable—Note 1(b)		15,070
Receivable for shares of Beneficial Interest subscribed		2,062
Prepaid expenses		3,085
		174,135,858
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		142,650
Payable for shares of Beneficial Interest redeemed		104,514
Trustees’ fees and expenses payable		191
Other accrued expenses		73,590
		320,945
Net Assets ($)		173,814,913
Composition of Net Assets ($):
Paid-in capital		75,598,199
Total distributable earnings (loss)		98,216,714
Net Assets ($)		173,814,913

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	98,057,146	75,757,767
Shares Outstanding	4,411,128	4,331,512
Net Asset Value Per Share ($)	22.23	17.49
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income ($):
Income:
Cash dividends (net of $41,572 foreign taxes withheld at source):
Unaffiliated issuers	791,426
Affiliated issuers	219,737
Affiliated income net of rebates from securities lending—Note 1(c)	12,070
Total Income	1,023,233
Expenses:
Management fee—Note 3(a)	2,169,939
Distribution Plan fees—Note 3(b)	414,553
Professional fees	99,835
Chief Compliance Officer fees—Note 3(b)	25,106
Shareholder and regulatory reports service fees—Note 3(b)	15,167
Prospectus and shareholders’ reports	11,992
Trustees’ fees and expenses—Note 3(c)	9,870
Custodian fees—Note 3(b)	7,175
Loan commitment fees—Note 2	5,082
Shareholder servicing costs—Note 3(b)	1,118
Interest expense—Note 2	202
Miscellaneous	26,678
Total Expenses	2,786,717
Less—reduction in fees due to earnings credits—Note 3(b)	(132)
Net Expenses	2,786,585
Net Investment (Loss)	(1,763,352)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	33,617,131
Net realized gain (loss) on in-kind redemptions	515,088,909
Net Realized Gain (Loss)	548,706,040
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(437,045,077)
Net Realized and Unrealized Gain (Loss) on Investments	111,660,963
Net Increase in Net Assets Resulting from Operations	109,897,611
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
Operations ($):
Net investment (loss)	(1,763,352)	(6,263,376)
Net realized gain (loss) on investments	548,706,040	167,420,031
Net change in unrealized appreciation (depreciation) on investments	(437,045,077)	95,132,396
Net Increase (Decrease) in Net Assets Resulting from Operations	109,897,611	256,289,051
Distributions ($):
Distributions to shareholders:
Initial Shares	(42,643,745)	-
Service Shares	(35,416,459)	-
Total Distributions	(78,060,204)	-
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	64,440,558	23,074,894
Service Shares	16,636,199	76,399,621
Distributions reinvested:
Initial Shares	42,643,745	-
Service Shares	35,416,459	-
Cost of shares redeemed:
Initial Shares	(330,185,881)	(33,209,238)
Service Shares	(921,147,820)	(120,392,156)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(1,092,196,740)	(54,126,879)
Total Increase (Decrease) in Net Assets	(1,060,359,333)	202,162,172
Net Assets ($):
Beginning of Period	1,234,174,246	1,032,012,074
End of Period	173,814,913	1,234,174,246
Capital Share Transactions (Shares):
Initial Shares
Shares sold	1,774,765	710,292
Shares issued for distributions reinvested	2,617,786	-
Shares redeemed	(9,122,116)	(1,065,187)
Net Increase (Decrease) in Shares Outstanding	(4,729,565)	(354,895)
Service Shares
Shares sold	680,984	2,580,477
Shares issued for distributions reinvested	2,758,291	-
Shares redeemed	(28,009,980)	(4,114,410)
Net Increase (Decrease) in Shares Outstanding	(24,570,705)	(1,533,933)
See notes to financial statements.
8

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Year Ended December 31,
Initial Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	35.22	28.01	17.57	35.59	36.68
Investment Operations:
Net investment (loss)(a)	(.11 )	(.12 )	(.07 )	(.06 )	(.17 )
Net realized and unrealized gain (loss) on investments	3.91	7.33	10.51	(15.61)	4.14
Total from Investment Operations	3.80	7.21	10.44	(15.67)	3.97
Distributions:
Dividends from net realized gain on investments	(16.79)	-	-	(2.35)	(5.06)
Net asset value, end of period	22.23	35.22	28.01	17.57	35.59
Total Return (%)	28.16	25.74	59.42	(46.39)	12.93
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82	.77	.78	.78	.78
Ratio of net expenses to average net assets	.82 (b)	.77 (b)	.78 (b)	.78 (b)	.78
Ratio of net investment (loss) to average net assets	(.47 )(b)	(.36 )(b)	(.29 )(b)	(.27 )(b)	(.49 )
Portfolio Turnover Rate	29.88 (c)	34.96	36.88	51.13	38.70
Net Assets, end of period ($ x 1,000)	98,057	321,904	265,980	163,979	266,078

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Portfolio turnover rate does not include securities delivered from processing in-kind redemptions.
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS (continued)

	Year Ended December 31,
Service Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	31.56	25.17	15.83	32.42	33.95
Investment Operations:
Net investment (loss)(a)	(.17 )	(.18 )	(.11 )	(.10 )	(.24 )
Net realized and unrealized gain (loss) on investments	2.89	6.57	9.45	(14.14)	3.77
Total from Investment Operations	2.72	6.39	9.34	(14.24)	3.53
Distributions:
Dividends from net realized gain on investments	(16.79)	-	-	(2.35)	(5.06)
Net asset value, end of period	17.49	31.56	25.17	15.83	32.42
Total Return (%)	27.87	25.39	59.00	(46.52)	12.64
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.07	1.02	1.03	1.03	1.03
Ratio of net expenses to average net assets	1.07 (b)	1.02 (b)	1.03 (b)	1.03 (b)	1.03
Ratio of net investment (loss) to average net assets	(.72 )(b)	(.61 )(b)	(.54 )(b)	(.52 )(b)	(.74 )
Portfolio Turnover Rate	29.88 (c)	34.96	36.88	51.13	38.70
Net Assets, end of period ($ x 1,000)	75,758	912,270	766,032	523,705	853,460

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Portfolio turnover rate does not include securities delivered from processing in-kind redemptions.
See notes to financial statements.
10

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
Technology Growth Portfolio (the “fund”) is a separate diversified series of BNY Mellon Investment Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
11

NOTES TO FINANCIAL STATEMENTS (continued)
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of December 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	169,364,290	—	—	169,364,290
Equity Securities - Private Equity	—	—	3,455,240	3,455,240
Investment Companies	1,194,068	—	—	1,194,068
	170,558,358	—	3,455,240	174,013,598

†	See Schedule of Investments for additional detailed categorizations, if any.
12

NOTES TO FINANCIAL STATEMENTS (continued)
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Equity Securities-Private Equity ($)
Balance as of 12/31/2024†	12,943,684
Purchases/Issuances	-
Sales/Dispositions on in-kind redemptions	(12,534,986)
Net realized gain (loss) on in-kind redemptions	247,519
Change in unrealized appreciation (depreciation)	2,799,023
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 12/31/2025†	3,455,240
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 12/31/2025	3,046,542

†	Securities deemed as Level 3 due to the lack of observable inputs by management assessment.
The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of December 31, 2025.  In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used. The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values at period end.
Asset Type	Value ($)	Valuation Techniques/ Methodologies†	Unobservable Inputs	Amount or Range/ Weighted Average
Private Equity	3,455,240	Market Comparables Companies	Changes in Enterprise Market Value of Comparables from prior month-end valuation	(-6.1%)-(0.8%)/(0.69%)

†	Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of December 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is
13

NOTES TO FINANCIAL STATEMENTS (continued)
either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2025, BNY earned $1,648 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of December 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	7,418,125
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(7,418,125)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Technology Company Risk: The technology sector has been among the most volatile sectors of the stock market. Because the fund’s investments are concentrated in the technology sector, its performance will be significantly affected by developments in that sector. Technology companies, especially small-cap technology companies, involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of tech stocks than it does in other sectors. Fund investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled. The risks associated with technology companies are magnified in the case of small-cap technology companies. The shares of smaller technology companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the fund’s ability to sell these securities.
14

NOTES TO FINANCIAL STATEMENTS (continued)
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended December 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,872,668, undistributed capital gains $29,784,297 and unrealized appreciation $66,559,749.
The tax character of distributions paid to shareholders during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows: long-term capital gains $78,060,204 and $0, respectively.
During the period ended December 31, 2025, as a result of permanent book to tax differences, primarily due to in-kind redemptions, the fund decreased total distributable earnings (loss) by $514,880,349 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) In-kind redemptions: The fund transferred securities and cash to shareholders in connection with an in-kind redemption transaction. For financial reporting purposes, these transactions were treated as sales of securities and the resulting gains and losses were  recognized based on the market value of the securities on the date of the redemption. During the period ended December 31, 2025, the fund had in-kind redemptions of $1,196,563,492. For tax purposes, no gains or losses were recognized. Net gains and losses resulting from such in-kind redemptions are shown in the Statement of Operations.
(i) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended December 31, 2025, the fund was charged $202 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the
15

NOTES TO FINANCIAL STATEMENTS (continued)
period ended December 31, 2025 was approximately $3,836 with a related weighted average annualized interest rate of 5.27%. As of December 31, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2025, Service shares were charged $414,553 pursuant to the Distribution Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2025, the fund was charged $688 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $132.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2025, the fund was charged $7,175 pursuant to the custody agreement.
During the period ended December 31, 2025, the fund was charged $25,106 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended December 31, 2025, the Custodian was compensated $15,167 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $110,999, Distribution Plan fees of $16,122, Custodian fees of $1,500, Chief Compliance Officer fees of $4,849, Transfer Agent fees of $180 and Shareholder and regulatory reports service fees of $9,000.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, during the period ended December 31, 2025, amounted to $146,827,556 and $97,135,621, respectively.
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and including in-kind redemptions, during the period ended December 31, 2025, amounted to $146,827,556 and $1,279,423,923, respectively.
16

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025, the cost of investments for federal income tax purposes was $107,454,149; accordingly, accumulated net unrealized appreciation on investments was $66,559,449, consisting of $69,133,172 gross unrealized appreciation and $2,573,723 gross unrealized depreciation.
17

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of Technology Growth Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Technology Growth Portfolio (the “Fund”) (one of the funds constituting BNY Mellon Investment Portfolios (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Investment Portfolios) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
February 6, 2026
18

IMPORTANT TAX INFORMATION (Unaudited)
The fund hereby reports $16.7869 per share as a long-term capital gain distribution paid on March 27, 2025.
19

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
20

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
21

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $34,976.
22

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on August 13-14, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and the Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Initial shares with the performance of a group of science and technology funds underlying variable insurance products (“VIPs”) selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all science and technology funds underlying VIPs (the “Performance Universe”), all for various periods ended June 30, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of other science and technology funds underlying VIPs with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the one-year period when the fund’s total return performance was above the Performance Group median, and was below the Performance Universe median for all periods, except for the one- and two-year periods when the fund’s total return performance was above, and the three-year period when the fund’s total return performance was equal to, the Performance Universe median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices.
23

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and approximately equivalent to the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”) and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board generally was satisfied with the fund’s recent performance.
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●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
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© 2026 BNY Mellon Securities Corporation
Code-0175NCSRAR1225

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Portfolios

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: February 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: February 6, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: February 5, 2026

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)